Net investment in finance and sales-type leases (Minimum future lease payments to be received on finance and sales-type leases) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Flight Equipment, Net [Abstract]
2018	$ 151,644
2019	137,789
2020	117,149
2021	103,243
2022	82,958
Thereafter	272,673
Minimum future lease payments on finance and sales-type leases	$ 865,456